NATURE OF OPERATIONS AND BASIS OF PRESENTATION (Details Textual) (USD $)	0 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended
	Jun. 14, 2013	Oct. 31, 2012	Jul. 31, 2013	Oct. 31, 2010	Mar. 10, 2013	Oct. 31, 2011	Jul. 31, 2013 Minimum [Member]	Jul. 12, 2013 Post Reverse Stock Split [Member]
Schedule Of Nature Of Operations And Basis Of Presentation [Line Items]
Adjustments to Additional Paid in Capital, Warrant Issued		$ 950,000	$ 800,000	$ (7,693,230)
Stockholders Equity, Reverse Stock Split	1-for-125		1-for-125
Common Stock, Par Or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001		$ 0.001
Capital Units, Authorized								30,000,000
Common Stock, Shares Authorized	25,000,000	25,000,000	25,000,000			25,000,000		25,000,000
Preferred Stock, Shares Authorized	5,000,000	5,000,000	5,000,000			5,000,000		5,000,000
Sale Of Stock, Price Per Share							$ 3.16
Sale Of Warrant Minimum Price Per Warrant			$ 15.11